Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Credit From Banks And Others [Abstract]
Balance as of January 1	[1]	$ 2,703		$ 2,813
Changes from financing cash flows
Receipt of long-term debts		889	[1]	633	[1]	$ 1,045
Repayment of long-term debt	[1]	(1,302)		(836)
Repayment of short-term credit	[1]	(1)		(25)
Interest paid	[1]	(122)		(125)
Receipt from transaction in derivatives, net	[1]	(2)		5
Total net financing cash flows	[1]	(538)		(348)
Initial recognition of lease liability	[1]	97		94
Interest expenses	[1]	152		164
Effect of changes in foreign exchange rates	[1]	(60)		18
Change in fair value of derivatives	[1]	0		26
Other changes	[1]	(53)		(64)
Balance as of December 31	[1]	$ 2,301		$ 2,703		$ 2,813

[1]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.